Exempt Party in Interest Transactions (Details) - EBP 006 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investments at fair value	$ 1,235,475,842	$ 987,869,054
Plan interest in commingled investments held by master trust	663,788,635	509,809,553
Short-term investment fund at fair value
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investments at fair value	$ 895,141	$ 1,279,081
Marsh common stock at fair value
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Number of shares held by the Plan	257,752	290,180
Plan interest in commingled investments held by master trust	$ 47,818,201	$ 61,637,116
Cost of shares acquired	10,491,267	10,818,620
Dividend income	$ 976,782	$ 920,850